Guarantees granted, commitments and contingent liabilities - repurchase obligation (Details) € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 982
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	594
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	216
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	27
2024
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	45
2025
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 0